Related Party Transactions (Detail Textuals 1) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018	Apr. 13, 2016 USD ($)	Apr. 13, 2016 CNY (¥)
Hua Cheng
Related Party Transaction [Line Items]
Licensed content fees	$ 0	$ 219,000
Percentage of equity ownership	39.00%	39.00%	39.00%
SSS | SSF | Game Right Assignment Agreement
Related Party Transaction [Line Items]
Acquisition of game IP rights in cash				$ 2,700,000	¥ 18